Shareholders Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	250,000	48,612,365
Beginning Balance, Amount at Dec. 31, 2013	$ 25	$ 4,861	$ 137,114	$ 352,045	$ 494,045
Shares of Common Stock issued for services, Shares		62,612,648
Shares of Common Stock issued for services, Amount		$ 6,261	500,581		506,842
Shares of Common Stock issued for purchase of Integrated Timeshare Solutions Inc., Shares		47,278,938
Shares of Common Stock issued for purchase of Integrated Timeshare Solutions Inc., Amount		$ 4,728	373,503		378,231
Net Loss				(900,640)	(900,640)
Ending Balance, Shares at Dec. 31, 2014	250,000	158,503,951
Ending Balance, Value at Dec. 31, 2014	$ 25	$ 15,850	1,011,198	(548,595)	478,478
Retirement of of Common Stock to treasury shares, Shares		(47,278,938)
Retirement of of Common Stock to treasury shares, Amount		$ (4,727)	4,727
Series A Preferred Shares issued for asset purchase agreement with Boston Carriers LTD, Shares	1,850,000
Series A Preferred Shares issued for asset purchase agreement with Boston Carriers LTD, Amount	$ 185		(14,592)		(14,407)
Capital contributed by former officer			13,808		13,808
Net Loss				(285,585)	(285,585)
Ending Balance, Shares at Dec. 31, 2015	2,100,000	111,225,013
Ending Balance, Value at Dec. 31, 2015	$ 210	$ 11,123	1,015,141	(834,180)	192,294
Conversion of Series A Preferred shares and Series B Preferred shares in common shares	(2,100,000)	1,852,500,000
Conversion of Series A Preferred shares and Series B Preferred shares in common shares	$ (210)	$ 185,250	(185,040)
Shares of Common Stock issued for services, Shares		36,274,987
Shares of Common Stock issued for services, Amount		$ 3,627	58,040		61,667
Dividends paid (Integrated Inpatient Solutions, Inc.)			(188,223)		(188,223)
Net Loss				(8,815,350)	(8,815,350)
Ending Balance, Shares at Dec. 31, 2016		2,000,000,000
Ending Balance, Value at Dec. 31, 2016		$ 200,000	$ 699,918	$ (9,649,530)	$ (8,749,612)